Summary of Significant Accounting Policies (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortizable intangible assets
Amortization expense	$ 39,181	$ 35,746	$ 28,861
Deferred financing costs
Gross carrying amount	62,418	63,649
Accumulated amortization	16,811	19,799
Prepaid Expenses and Accrued Expenses
Minimum percentage of current assets and liabilities required to be disclosed separately	5.00%
Income tax receivable	31,915	68,312
Other	112,886	96,401
Prepaid expenses	144,801	164,713
Interest	71,971	64,227
Payroll and vacation	91,519	80,931
Incentive compensation	58,562	63,828
Dividend	55,142	53,042
Self-insured liabilities	32,850	34,806
Other	151,294	129,979
Accrued expenses	461,338	426,813
Amortization expense included in depreciation and amortization
Estimated amortization expense for existing intangible assets for the next five succeeding fiscal years
2014	46,606
2015	46,295
2016	46,068
2017	44,373
2018	43,703
Amortization expense offsetting revenues
Estimated amortization expense for existing intangible assets for the next five succeeding fiscal years
2014	7,466
2015	6,403
2016	4,854
2017	2,917
2018	2,228
Initial costs for transport of boxes | Minimum
Amortizable intangible assets
Useful life of finite-lived intangible assets	1 year
Initial costs for transport of boxes | Maximum
Amortizable intangible assets
Useful life of finite-lived intangible assets	30 years
Initial costs for transport of boxes | Weighted average
Amortizable intangible assets
Useful life of finite-lived intangible assets	26 years
Customer's current record management vendor | Minimum
Amortizable intangible assets
Useful life of finite-lived intangible assets	1 year
Customer's current record management vendor | Maximum
Amortizable intangible assets
Useful life of finite-lived intangible assets	10 years
Customer's current record management vendor | Weighted average
Amortizable intangible assets
Useful life of finite-lived intangible assets	5 years
Customer relationship intangible assets acquired Through business combinations | Minimum
Amortizable intangible assets
Useful life of finite-lived intangible assets	10 years
Customer relationship intangible assets acquired Through business combinations | Maximum
Amortizable intangible assets
Useful life of finite-lived intangible assets	30 years
Customer relationship intangible assets acquired Through business combinations | Weighted average
Amortizable intangible assets
Useful life of finite-lived intangible assets	21 years
Other intangible assets
Amortizable intangible assets
Gross carrying amount	9,475	9,778
Accumulated amortization	7,305	5,875
Other intangible assets | Minimum
Amortizable intangible assets
Useful life of finite-lived intangible assets	5 years
Other intangible assets | Maximum
Amortizable intangible assets
Useful life of finite-lived intangible assets	10 years
Other intangible assets | Weighted average
Amortizable intangible assets
Useful life of finite-lived intangible assets	7 years
Other intangible assets | Amortization expense included in depreciation and amortization
Amortizable intangible assets
Amortization expense	1,456	940	961
Customer Relationships and Acquisition Costs
Amortizable intangible assets
Gross carrying amount	879,378	685,898
Accumulated amortization	273,894	229,778
Customer Relationships and Acquisition Costs | Amortization expense included in depreciation and amortization
Amortizable intangible assets
Amortization expense	37,725	34,806	27,900
Customer Relationships and Acquisition Costs | Amortization expense offsetting revenues
Amortizable intangible assets
Amortization expense	11,788	10,784	10,100
Deferred Financing Costs | Amortization expense charged to interest expense
Estimated amortization expense for existing intangible assets for the next five succeeding fiscal years
2014	6,821
2015	6,666
2016	5,925
2017	4,886
2018	$ 4,853